FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

December 28, 2012

Filed Via EDGAR (CIK #0001535538)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE:      Franklin Alternative Strategies Funds (Registrant)

File No. 811-22641

Ladies/Gentlemen:

On behalf of Franklin Pelagos Commodities Strategy Fund and the Franklin Pelagos Managed Futures Strategy Fund, series of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (Amendment), which is being filed under the Investment Company Act of 1940, as amended (1940 Act).

The filing is being filed pursuant to Rule 8b-15 under the 1940 Act, to amend and supplement the Registrant’s Registration Statement, as pertaining to the Parts A and Parts B of the Franklin Pelagos Commodities Strategy Fund and the Franklin Pelagos Managed Futures Strategy Fund series of the Registrant.

Please direct any comments or questions regarding this filing to Bruce Bohan (650) 312-3504.

Sincerely yours,

Franklin Alternative Strategies Funds

/s/STEVEN J. GRAY

Steven J. Gray

Vice President and Secretary

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